LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.5%
	EQUITY - 22.8%
13,793	Schwab U.S. Large-Cap Growth ETF	$ 1,031,992
12,690	Schwab U.S. Large-Cap Value ETF	905,939
5,414	Schwab US Small-Cap ETF	256,407
1,158	Vanguard Mid-Cap Growth ETF	258,014
3,474	Vanguard Mid-Cap Value ETF	519,954
		2,972,306
	FIXED INCOME - 72.7%
16,286	Invesco Variable Rate Preferred ETF	398,030
11,094	iShares Core U.S. Aggregate Bond ETF	1,188,167
22,914	iShares Trust iShares 1-5 Year Investment Grade	1,185,112
8,776	SPDR Blackstone Senior Loan ETF	394,569
73,605	SPDR Doubleline Total Return Tactical ETF	3,295,297
28,927	Vanguard Intermediate-Term Bond ETF	2,369,121
8,446	Vanguard Short-Term Bond ETF	657,943
		9,488,239

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,407,102)	12,460,545

	OPEN END FUND — 3.0%
	ALTERNATIVE - 3.0%
15,160	JPMorgan Hedged Equity Fund, Class I	389,925
	TOTAL OPEN END FUND (Cost $308,648)	389,925

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
210,506	First American Government Obligations Fund, Class X, 0.18% (Cost $210,506)(a)	210,506

	TOTAL INVESTMENTS - 100.1% (Cost $12,926,256)	$ 13,060,976
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(12,237)
	NET ASSETS - 100.0%	$ 13,048,739

ETF - Exchange-Traded Fund
SPDR - Standard & Poor’s Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.6%
	EQUITY - 43.5%
121,778	Schwab U.S. Large-Cap Growth ETF	$ 9,111,430
115,332	Schwab U.S. Large-Cap Value ETF	8,233,551
27,620	Schwab US Small-Cap ETF	1,308,083
11,592	Vanguard Mid-Cap Growth ETF	2,582,814
38,907	Vanguard Mid-Cap Value ETF	5,823,211
		27,059,089
	FIXED INCOME - 52.1%
75,304	Invesco Variable Rate Preferred ETF	1,840,430
57,006	iShares Core U.S. Aggregate Bond ETF	6,105,343
35,760	iShares Trust iShares 1-5 Year Investment Grade	1,849,507
41,841	SPDR Blackstone Senior Loan ETF	1,881,171
231,421	SPDR Doubleline Total Return Tactical ETF	10,360,718
81,770	Vanguard Intermediate-Term Bond ETF	6,696,963
47,526	Vanguard Short-Term Bond ETF	3,702,275
		32,436,407

	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,895,494)	59,495,496

	OPEN END FUND — 4.1%
	ALTERNATIVE - 4.1%
99,001	JPMorgan Hedged Equity Fund, Class I	2,546,298
	TOTAL OPEN END FUND (Cost $2,015,827)	2,546,298

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
223,761	First American Government Obligations Fund, Class X, 0.18% (Cost $223,761)(a)	223,761

	TOTAL INVESTMENTS - 100.1% (Cost $56,135,082)	$ 62,265,555
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(40,978)
	NET ASSETS - 100.0%	$ 62,224,577
ETF - Exchange-Traded Fund
SPDR - Standard & Poor’s Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.3%
	EQUITY - 63.2%
60,670	iShares Core MSCI Emerging Markets ETF	$ 3,370,219
517,342	Schwab U.S. Large-Cap Growth ETF	38,707,528
477,391	Schwab U.S. Large-Cap Value ETF	34,080,943
156,450	Schwab US Small-Cap ETF	7,409,472
41,038	Vanguard Mid-Cap Growth ETF	9,143,677
134,676	Vanguard Mid-Cap Value ETF	20,156,957
		112,868,796
	FIXED INCOME - 32.1%
213,271	Invesco Variable Rate Preferred ETF	5,212,343
145,305	iShares Core U.S. Aggregate Bond ETF	15,562,165
118,499	SPDR Blackstone Senior Loan ETF	5,327,715
231,322	SPDR Doubleline Total Return Tactical ETF	10,356,286
105,002	Vanguard Intermediate-Term Bond ETF	8,599,664
157,033	Vanguard Short-Term Bond ETF	12,232,871
		57,291,044

	TOTAL EXCHANGE-TRADED FUNDS (Cost $140,457,193)	170,159,840

	OPEN END FUND — 3.9%
	ALTERNATIVE - 3.9%
271,152	JPMorgan Hedged Equity Fund, Class I	6,974,036
	TOTAL OPEN END FUND (Cost $5,577,536)	6,974,036

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
1,527,067	First American Government Obligations Fund, Class X, 0.18% (Cost $1,527,067)(a)	1,527,067

	TOTAL INVESTMENTS - 100.1% (Cost $147,561,796)	$ 178,660,943
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(120,027)
	NET ASSETS - 100.0%	$ 178,540,916
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor’s Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 81.2%
61,297	iShares Core MSCI Emerging Markets ETF	$ 3,405,048
407,957	Schwab U.S. Large-Cap Growth ETF	30,523,343
367,677	Schwab U.S. Large-Cap Value ETF	26,248,461
172,318	Schwab US Small-Cap ETF	8,160,980
46,824	Vanguard Mid-Cap Growth ETF	10,432,855
100,174	Vanguard Mid-Cap Value ETF	14,993,043
		93,763,730
	FIXED INCOME - 13.8%
64,000	iShares Core U.S. Aggregate Bond ETF	6,854,399
102,031	SPDR Blackstone Senior Loan ETF	4,587,314
58,521	Vanguard Short-Term Bond ETF	4,558,786
		16,000,499

	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,250,765)	109,764,229

	OPEN END FUND — 3.9%
	ALTERNATIVE - 3.9%
175,898	JPMorgan Hedged Equity Fund, Class I	4,524,109
	TOTAL OPEN END FUND (Cost $3,724,667)	4,524,109

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,441,432	First American Government Obligations Fund, Class X, 0.18% (Cost $1,441,432)(a)	1,441,432

	TOTAL INVESTMENTS - 100.1% (Cost $89,416,864)	$ 115,729,770
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(63,400)
	NET ASSETS - 100.0%	$ 115,666,370

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.7%
	EQUITY - 89.7%
33,497	iShares Core MSCI Emerging Markets ETF	$ 1,860,758
179,070	Schwab U.S. Large-Cap Growth ETF	13,398,018
149,788	Schwab U.S. Large-Cap Value ETF	10,693,365
97,605	Schwab US Small-Cap ETF	4,622,573
23,311	Vanguard Mid-Cap Growth ETF	5,193,924
43,779	Vanguard Mid-Cap Value ETF	6,552,403
		42,321,041
	FIXED INCOME - 4.0%
41,655	SPDR Blackstone Senior Loan ETF	1,872,809

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,265,355)	44,193,850

	OPEN END FUND — 3.9%
	ALTERNATIVE - 3.9%
72,192	JPMorgan Hedged Equity Fund, Class I	1,856,779
	TOTAL OPEN END FUND (Cost $1,592,579)	1,856,779

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
1,169,997	First American Government Obligations Fund, Class X, 0.18% (Cost $1,169,997)(a)	1,169,997

	TOTAL INVESTMENTS - 100.1% (Cost $36,027,931)	$ 47,220,626
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(29,706)
	NET ASSETS - 100.0%	$ 47,190,920

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.